SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total assets and liabilities of VIEs
Cash and cash equivalents	$ 15,736,421	$ 13,291,063	$ 40,097,545	$ 86,011,952
Accounts receivable	1,744,160	1,452,864
Other receivables	4,173,556	5,149,844
Merchandise inventories	24,584,650	27,349,540
Property and equipment, net	6,218,960	46,528,057
Other non-current assets	826,251	249,903
TOTAL ASSETS	102,649,663	128,389,962
Accounts payable	17,499,567	19,063,827
Advances from customers	3,607,595	4,570,595
Accrued expenses	3,629,748	5,153,056
Other current liabilities	5,661,874	7,358,589
Income taxes payable	1,786,176	1,779,978
Total current liabilities	34,460,910	38,473,523
Merchandise inventory
Inventory write-downs	9,534,895	9,360,824	7,900,784
VIEs
Total assets and liabilities of VIEs
Initial term of technical consulting and information services agreement	10 years
Cash and cash equivalents	640,394	3,684,138
Accounts receivable	799,713	689,035
Other receivables	3,872,947	2,894,714
Merchandise inventories	13,602,146	7,668,644
Property and equipment, net	2,193,980	1,639,478
Other non-current assets	629,865	200,069
TOTAL ASSETS	21,739,045	16,776,078
Accounts payable	4,589,259	3,101,935
Advances from customers	1,076,283	1,345,714
Accrued expenses	393,313	281,152
Other current liabilities	1,489,649	1,955,777
Income taxes payable	33,545	34,718
Total current liabilities	$ 7,582,049	$ 6,719,296